CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Wireless services
Wireless services	¥ 3,741,114	¥ 3,746,869	¥ 3,776,909
Equipment sales
Equipment sales	498,889	477,404	507,495
Total operating revenues	4,240,003	4,224,273	4,284,404
Cost of services (exclusive of items shown separately below)
Cost of equipment sold (exclusive of items shown separately below)	695,008	662,829	698,495
Depreciation and amortization	684,783	693,063	701,146
Selling, general and administrative
Total operating expenses	3,365,543	3,379,544	3,450,159
Operating income	874,460	844,729	834,245
Other income (expense):
Interest expense	(2,774)	(4,943)	(5,061)
Interest income	1,376	1,326	1,289
Other, net	3,896	(5,774)	5,684
Total other income (expense)	2,498	(9,391)	1,912
Income before income taxes and equity in net income (losses) of affiliates	876,958	835,338	836,157
Income taxes:
Current	339,866	355,734	381,507
Deferred	62,668	(17,897)	(43,310)
Total income taxes	402,534	337,837	338,197
Income before equity in net income (losses) of affiliates	474,424	497,501	497,960
Equity in net income (losses) of affiliates, net of applicable taxes	(13,472)	(5,508)	(852)
Net income	460,952	491,993	497,108
Less: Net (income) loss attributable to noncontrolling interests	2,960	(1,508)	(2,327)
Net income attributable to NTT DOCOMO, INC.	463,912	490,485	494,781
Net income	460,952	491,993	497,108
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	1,901	(12,297)	13,159
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	1,994	7,003	1,937
Change in fair value of derivative instruments, net of applicable taxes	(2)	4	(63)
Foreign currency translation adjustment, net of applicable taxes	(32,082)	(28,258)	5,917
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	3,084	356	(35)
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	(2,746)	(6,367)	6,828
Prior service cost arising during period, net	(72)	48
Less: Amortization of prior service cost	(1,347)	(1,346)	(1,340)
Less: Amortization of actuarial gains and losses	1,606	1,144	1,858
Less: Amortization of transition obligation	76	88	79
Total other comprehensive income (loss)	(27,588)	(39,625)	28,340
Comprehensive income	433,364	452,368	525,448
Less: Comprehensive (income) loss attributable to noncontrolling interests	2,974	(1,459)	(2,357)
Comprehensive income attributable to NTT DOCOMO, INC.	436,338	450,909	523,091
Per share data:
Weighted average common shares outstanding-Basic and Diluted (shares)	41,467,601	41,576,859	41,705,738
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC. (yen)	¥ 11,187.34	¥ 11,797.07	¥ 11,863.62
Third parties
Wireless services
Wireless services	3,698,579	3,702,658	3,727,801
Equipment sales
Equipment sales	496,556	474,506	503,086
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	673,383	678,666	685,774
Selling, general and administrative
Selling, general and administrative	965,816	1,012,267	1,031,011
Related parties
Wireless services
Wireless services	42,535	44,211	49,108
Equipment sales
Equipment sales	2,333	2,898	4,409
Cost of services (exclusive of items shown separately below)
Cost of services (exclusive of items shown separately below)	220,560	217,836	214,868
Selling, general and administrative
Selling, general and administrative	¥ 125,993	¥ 114,883	¥ 118,865